UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09097

                        OPPENHEIMER EUROPE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended August 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period ended August 31, 2003, the Fund delivered slightly stronger gains, 11.23% return for Class A shares without sales charge, than its benchmark, the MSCI All Country Europe Index, 9.60%, during a period in which European equities rose in dollar terms. Relative performance benefited from the Fund's restructuring under the guidance of new management beginning in April 2003. At that time, we refocused the Fund to emphasize companies generating above-average profitability, while trading at attractive valuations. We found relatively few such opportunities in the areas of technology and biotechnology. Instead, we allocated a greater percentage of the Fund's assets to consumer discretionary stocks, as well as financials and industrials. From a thematic perspective, we continued to invest in companies we believed were well positioned to benefit from trends toward effective financial restructuring and rising levels of mass affluence. However, our value-oriented investment approach generally led us away from stocks reflecting the themes of new technology and aging that had previously helped guide the Fund's investment approach.
   Before the Fund's restructuring, European stocks generally trended lower under pressure from economic and geopolitical uncertainties. The Fund delivered weaker-than-average performance during these months, largely due to its overweighted position in biotechnology stocks at a time when biotechnology markets declined especially steeply.
   European markets began to rise in mid-March 2003, and were driven still higher in the wake of successful U.S. and UK military operations in Iraq. When current management took the Fund's helm at the start of April, we identified and invested in a large number of opportunities in various European markets that we believed offered strong growth potential while trading at remarkably low prices. Gains in these stocks during the final months of the period enabled the Fund to more than make up for its relatively weak performance earlier.
   Most of the Fund's top performing holdings were purchased during its restructuring. These included Muenchener Rueckversicherungs-Gesellschaft AG, a major German-based reinsurer; New Dixons Group plc, a British consumer electronics retailing chain; Fresenius AG, an international provider of kidney dialysis products and services; Anglo Irish Bank Corp., a successful European bank; Koninklijke Ahold NV, a global food retailer; Invensys plc (which has been sold), a British engineering company; Nexans SA, a leading copper wire producer; Mothercare plc, a British producer of baby products; and Parmalat Finanziaria SpA, the world's leading milk company. We purchased many of these stocks

                          1 | OPPENHEIMER EUROPE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

at multi-year lows or discounts to average market valuations; all gained ground sharply in the months that followed.
   Some of the Fund's weakest performers included biotechnology firm NicOx SA and Shire Pharmaceuticals Group plc, both of which were sold. Others, including German insurer MLP AG, Van der Moolen Holding NV and Tandberg ASA, remained part of the portfolio, recovering some of their losses in the final months of the period. The Fund's portfolio holdings, allocations and strategies are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C and Class Y shares of the Fund from the inception date of March 1, 1999 until August 31, 2003. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.

   The Fund's performance is compared to the performance of the Morgan Stanley Capital International All Country Europe (MSCI AC Europe) Index. The MSCI AC Europe Index is an unmanaged index of European stocks representing 21 developed and emerging European countries. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in any one index.


                          2 | OPPENHEIMER EUROPE FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Europe Fund (Class A)
     MSCI All Country Europe Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     Value of Investment         MSCI All Country
Date                       In Fund                 Europe Index
----                       -------                 ------------
03/01/1999                   9,425                    10,000
05/31/1999                   9,368                     9,951
08/31/1999                  10,160                    10,339
11/30/1999                  10,716                    10,934
02/29/2000                  12,642                    11,820
05/31/2000                  10,581                    11,475
08/31/2000                  11,175                    11,367
11/30/2000                   8,332                    10,291
02/28/2001                   8,094                    10,047
05/31/2001                   7,490                     9,509
08/31/2001                   6,806                     8,930
11/30/2001                   6,430                     8,640
02/28/2002                   6,172                     8,408
05/31/2002                   6,410                     8,801
08/31/2002                   5,380                     7,554
11/30/2002                   5,390                     7,560
02/28/2003                   4,349                     6,725
05/31/2003                   5,310                     8,034
08/31/2003                   5,984                     8,279

Average Annual Total Returns of Class A Shares of the Fund at 8/31/03*
1-Year 4.84%    Since Inception -10.78%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Europe Fund (Class B)
     MSCI All Country Europe Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Value of Investment        MSCI All Country
Date                       In Fund                 Europe Index
----                       -------                 ------------
03/01/1999                  10,000                    10,000
05/31/1999                   9,910                     9,951
08/31/1999                  10,730                    10,339
11/30/1999                  11,290                    10,934
02/29/2000                  13,291                    11,820
05/31/2000                  11,107                    11,475
08/31/2000                  11,706                    11,367
11/30/2000                   8,714                    10,291
02/28/2001                   8,451                    10,047
05/31/2001                   7,800                     9,509
08/31/2001                   7,076                     8,930
11/30/2001                   6,677                     8,640
02/28/2002                   6,393                     8,408
05/31/2002                   6,624                     8,801
08/31/2002                   5,543                     7,554
11/30/2002                   5,554                     7,560
02/28/2003                   4,472                     6,725
05/31/2003                   5,449                     8,034
08/31/2003                   6,004                     8,279

Average Annual Total Returns of Class B Shares of the Fund at 8/31/03*
1-Year 5.42%   Since Inception -10.72%

*See Notes on page 6 for further details.
The performance information for the MSCI All Country Europe Index in the graphs begins on 2/28/99 for Class A, B, C and Y and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

3  |  OPPENHEIMER EUROPE FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Europe Fund (Class C)
     MSCI All Country Europe Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     Value of Investment          MSCI All Country
Date                       In Fund                 Europe Index
----                       -------                 ------------
03/01/1999                  10,000                    10,000
05/31/1999                   9,940                     9,951
08/31/1999                  10,760                    10,339
11/30/1999                  11,320                    10,934
02/29/2000                  13,342                    11,820
05/31/2000                  11,148                    11,475
08/31/2000                  11,757                    11,367
11/30/2000                   8,744                    10,291
02/28/2001                   8,471                    10,047
05/31/2001                   7,831                     9,509
08/31/2001                   7,096                     8,930
11/30/2001                   6,687                     8,640
02/28/2002                   6,414                     8,408
05/31/2002                   6,645                     8,801
08/31/2002                   5,563                     7,554
11/30/2002                   5,574                     7,560
02/28/2003                   4,493                     6,725
05/31/2003                   5,469                     8,034
08/31/2003                   6,151                     8,279

Average Annual Total Returns of Class C Shares of the Fund at 8/31/03*
1-Year 9.57%   Since Inception -10.24%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Europe Fund (Class N)
     MSCI All Country Europe Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     Value of Investment         MSCI All Country
Date                      In Fund                  Europe Index
----                      -------                  ------------
03/01/2001                 10,000                    10,000
05/31/2001                  9,196                     9,465
08/31/2001                  8,343                     8,889
11/30/2001                  7,868                     8,600
02/28/2002                  7,552                     8,369
05/31/2002                  7,832                     8,761
08/31/2002                  6,565                     7,519
11/30/2002                  6,577                     7,525
02/28/2003                  5,298                     6,693
05/31/2003                  6,468                     7,997
08/31/2003                  7,284                     8,241

Average Annual Total Returns of Class N Shares of the Fund at 8/31/03* 1-Year 9.95% Since Inception -11.91%

*See Notes on page 6 for further details.

                          4 | OPPENHEIMER EUROPE FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Europe Fund (Class Y)
     MSCI All Country Europe Index

[LINE CHART]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Value of Investment        MSCI All Country
Date                       In Fund                 Europe Index
----                       -------                 ------------
03/01/1999                  10,000                    10,000
05/31/1999                   9,940                     9,951
08/31/1999                  10,780                    10,339
11/30/1999                  11,380                    10,934
02/29/2000                  13,427                    11,820
05/31/2000                  11,251                    11,475
08/31/2000                  11,903                    11,367
11/30/2000                   8,885                    10,291
02/28/2001                   8,643                    10,047
05/31/2001                   8,012                     9,509
08/31/2001                   7,297                     8,930
11/30/2001                   6,898                     8,640
02/28/2002                   6,635                     8,408
05/31/2002                   6,898                     8,801
08/31/2002                   5,804                     7,554
11/30/2002                   5,836                     7,560
02/28/2003                   4,711                     6,725
05/31/2003                   5,752                     8,034
08/31/2003                   6,498                     8,279

Average Annual Total Returns of Class Y Shares of the Fund at 8/31/03*
1-Year  11.96%   Since Inception  -9.14%

The performance information for the MSCI All Country Europe Index in the graphs begins on 2/28/99 for Class A, B, C and Y and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                          5 | OPPENHEIMER EUROPE FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the pro-spectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/1/99. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/1/99. Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          6 | OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  August 31, 2003

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Common Stocks--86.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--25.5%
--------------------------------------------------------------------------------
 Automobiles--2.7%
 Porsche AG, Preferred                                       134      $   57,082
--------------------------------------------------------------------------------
 PSA Peugeot Citroen                                       2,850         130,073
--------------------------------------------------------------------------------
 Toyota Motor Corp.                                        6,400         176,620
                                                                      ----------
                                                                         363,775

--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.9%
 Greek Organization of
 Football Prognostics SA                                  15,400         183,279
--------------------------------------------------------------------------------
 Intralot SA                                              12,000         210,006
                                                                      ----------
                                                                         393,285

--------------------------------------------------------------------------------
 Household Durables--7.6%
 Barratt
 Developments plc                                         25,721         211,151
--------------------------------------------------------------------------------
 CFM Corp. 1                                              20,000         144,036
--------------------------------------------------------------------------------
 Hunter Douglas NV                                         4,809         160,189
--------------------------------------------------------------------------------
 Koninklijke (Royal)
 Philips Electronics NV                                   10,000         243,734
--------------------------------------------------------------------------------
 Matsushita Electric
 Industrial Co.                                           12,000         153,034
--------------------------------------------------------------------------------
 Waterford
 Wedgwood plc                                            389,167         132,453
                                                                      ----------
                                                                       1,044,597

--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.1%
 Agfa Gevaert NV                                           6,500         145,582
--------------------------------------------------------------------------------
 Media--5.2%
 JC Decaux SA 1                                           10,230         136,126
--------------------------------------------------------------------------------
 Lagardere S.C.A                                           2,480         112,669
--------------------------------------------------------------------------------
 Reed Elsevier plc                                        19,308         148,121
--------------------------------------------------------------------------------
 Vivendi Universal SA 1                                   12,590         211,623
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                         7,000         108,901
                                                                      ----------
                                                                         717,440

--------------------------------------------------------------------------------
 Multiline Retail--1.8%
 Mothercare plc 1                                         20,970          63,808
--------------------------------------------------------------------------------
 Stockmann AB, Cl. B                                      10,400         181,206
                                                                      ----------
                                                                         245,014

--------------------------------------------------------------------------------
 Specialty Retail--2.1%
 New Dixons Group plc                                    134,650         293,384

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.1%
 Hugo Boss AG                                              8,087      $  144,368
--------------------------------------------------------------------------------
 Tod's SpA                                                 3,700         139,334
                                                                      ----------
                                                                         283,702

--------------------------------------------------------------------------------
 Consumer Staples--8.0%
--------------------------------------------------------------------------------
 Beverages--2.0%
 Diageo plc                                                8,720          93,516
--------------------------------------------------------------------------------
 Scottish & Newcastle plc                                 30,000         178,421
                                                                      ----------
                                                                         271,937

--------------------------------------------------------------------------------
 Food & Staples Retailing--1.1%
 Koninklijke Ahold NV 1                                   15,300         144,462
--------------------------------------------------------------------------------
 Food Products--4.4%
 Cadbury Schweppes plc                                    30,000         181,269
--------------------------------------------------------------------------------
 Nestle SA                                                 1,014         220,820
--------------------------------------------------------------------------------
 Parmalat Finanziaria SpA                                 63,658         205,826
                                                                      ----------
                                                                         607,915

--------------------------------------------------------------------------------
 Household Products--0.5%
 Reckitt Benckiser plc                                     3,400          63,998
--------------------------------------------------------------------------------
 Energy--3.1%
--------------------------------------------------------------------------------
 Oil & Gas--3.1%
 ENI SpA                                                  27,600         416,956
--------------------------------------------------------------------------------
 Financials--20.2%
--------------------------------------------------------------------------------
 Commercial Banks--6.9%
 Anglo Irish Bank Corp.                                   45,243         447,543
--------------------------------------------------------------------------------
 Credit Agricole SA                                       12,312         233,850
--------------------------------------------------------------------------------
 Lloyds TSB Group plc                                     30,514         200,302
--------------------------------------------------------------------------------
 Societe Generale, Cl. A                                   1,040          68,966
                                                                      ----------
                                                                         950,661

--------------------------------------------------------------------------------
 Diversified Financial Services--4.9%
 Ifil SpA (Finanziaria di
 Partecipazioni) 1                                        66,000         167,024
--------------------------------------------------------------------------------
 Investor AB, B Shares                                    25,702         210,566
--------------------------------------------------------------------------------
 MLP AG 1                                                  8,394         117,132
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                               13,100         174,172
                                                                      ----------
                                                                         668,894

--------------------------------------------------------------------------------
 Insurance--6.9%
 Aegon NV                                                 11,000         136,227
--------------------------------------------------------------------------------
 Aviva plc                                                22,036         174,796
--------------------------------------------------------------------------------
 Converium Holding AG                                      5,184         233,374


                          7 | OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                 Market Value
                                                         Shares    See Note 1
-------------------------------------------------------------------------------
 Insurance Continued
 Muenchener
 Rueckversicherungs-
 Gesellschaft AG                                          1,400    $  143,254
-------------------------------------------------------------------------------
 Royal & Sun Alliance
 Insurance Group plc                                     48,230       105,659
 Scor SA 1                                               28,200       148,612
                                                                   ------------
                                                                      941,922

-------------------------------------------------------------------------------
 Real Estate--1.5%
 JM AB                                                   17,000       201,287
-------------------------------------------------------------------------------
 Health Care--6.6%
-------------------------------------------------------------------------------
 Health Care Providers & Services--1.4%
 Fresenius AG, Preference                                 3,862       192,712
-------------------------------------------------------------------------------
 Pharmaceuticals--5.2%
 Aventis SA                                               2,200       106,856
-------------------------------------------------------------------------------
 GlaxoSmithKline plc                                     10,878       207,680
-------------------------------------------------------------------------------
 Novartis AG                                              5,581       205,221
-------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                     2,731       153,516
-------------------------------------------------------------------------------
 UCB SA                                                   1,400        37,212
                                                                   ------------
                                                                      710,485

-------------------------------------------------------------------------------
 Industrials--7.7%
-------------------------------------------------------------------------------
 Building Products--0.7%
 Royal Group
 Technologies Ltd. 1                                     11,200        94,871
-------------------------------------------------------------------------------
 Construction & Engineering--3.7%
 Hochtief AG                                              3,300        62,317
-------------------------------------------------------------------------------
 Koninklijke Boskalis
 Westminster NV                                           5,202       119,366
-------------------------------------------------------------------------------
 Vinci                                                    4,990       323,780
                                                                   ------------
                                                                      505,463

-------------------------------------------------------------------------------
 Electrical Equipment--2.3%
 Nexans SA                                                3,460        72,708
-------------------------------------------------------------------------------
 SGL Carbon AG 1                                         12,000       234,511
                                                                   ------------
                                                                      307,219

-------------------------------------------------------------------------------
 Industrial Conglomerates--1.0%
 Aalberts Industries NV                                   6,653       142,434
-------------------------------------------------------------------------------
 Information Technology--6.8%
-------------------------------------------------------------------------------
 Communications Equipment--2.3%
 Nokia Oyj                                               12,000       196,568
-------------------------------------------------------------------------------
 Wavecom SA 1                                             9,652       117,308
                                                                   ------------
                                                                      313,876

                                                                 Market Value
                                                         Shares    See Note 1
-------------------------------------------------------------------------------
 Computers & Peripherals--0.6%
 Logitech
 International SA 1                                       2,472    $   79,426
-------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.9%
 Tandberg ASA 1                                          40,350       264,832
-------------------------------------------------------------------------------
 Office Electronics--0.9%
 Neopost SA                                               3,030       128,375
-------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--1.1%
 Jenoptik AG                                             12,480       146,609
-------------------------------------------------------------------------------
 Materials--2.6%
-------------------------------------------------------------------------------
 Chemicals--2.6%
 Akzo Nobel NV                                            6,300       206,535
-------------------------------------------------------------------------------
 Givaudan SA                                                 69        28,574
-------------------------------------------------------------------------------
 Metallgesellschaft AG                                   12,056       121,112
                                                                   ------------
                                                                      356,221

-------------------------------------------------------------------------------
 Telecommunication Services--4.5%
-------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.1%
 Cable & Wireless plc                                    67,240       126,565
-------------------------------------------------------------------------------
 Koninklijke (Royal)
 KPN NV 1                                                20,000       138,555
-------------------------------------------------------------------------------
 Telecom Italia SpA 1                                   100,016       157,903
                                                                   ------------
                                                                      423,023

-------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.4%
 Orange SA 1                                             21,000       194,822
-------------------------------------------------------------------------------
 Utilities--1.9%
-------------------------------------------------------------------------------
 Electric Utilities--1.9%
 Electrabel SA                                            1,000       250,760
                                                                   ------------
 Total Common Stocks
 (Cost $10,593,297)                                                11,865,939

-------------------------------------------------------------------------------
 Preferred Stocks--1.3%
-------------------------------------------------------------------------------
 Altran Technologies SA,
 3.50% Cv. Sr. Unsub. Nts. 1
 (Cost $104,541)                                            700       180,220

                                                          Units

-------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
-------------------------------------------------------------------------------
 Banca Bipielle Network
 SpA Wts., Exp
 12/31/03 1,2 (Cost $0)                                   1,200            --



                          8 | OPPENHEIMER EUROPE FUND

                                                 Principal        Market Value
                                                    Amount          See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--10.8% 3
--------------------------------------------------------------------------------

 Undivided interest of 0.20% in joint
 repurchase agreement (Principal Amount/
 Market Value $754,227,000, with a maturity
 value of $754,311,641) with PaineWebber,
 Inc., 1.01%, dated 8/29/03, to be
 repurchased at $1,478,166 on 9/2/03,
 collateralized by Federal National
 Mortgage Assn., 5.50%, 6/1/33, with
 a value of $770,199,757
 (Cost $1,478,000)                              $1,478,000          $1,478,000



                                                                  Market Value
                                                                    See Note 1
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $12,175,838)                                   99.0%        $13,524,159
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                    1.0             141,194
                                                    ----------------------------
 Net Assets                                          100.0%        $13,665,353
                                                    ============================



Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                   Market Value         Percent
----------------------------------------------------------------------
 France                                 $ 2,319,504            17.2%
 Great Britain                            2,048,670            15.2
 The Netherlands                          1,574,575            11.6
 United States                            1,478,000            10.9
 Germany                                  1,219,097             9.0
 Italy                                    1,087,043             8.0
 Switzerland                                767,415             5.7
 Ireland                                    579,996             4.3
 Belgium                                    433,554             3.2
 Sweden                                     411,853             3.0
 Greece                                     393,285             2.9
 Finland                                    377,774             2.8
 Japan                                      329,654             2.4
 Norway                                     264,832             2.0
 Canada                                     238,907             1.8
                                        ------------------------------
 Total                                  $13,524,159           100.0%
                                        ==============================


 See accompanying Notes to Financial Statements.




                          9 | OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003


------------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (including cost and market value of $1,478,000 in repurchase agreements)
 (cost $12,175,838)--see accompanying statement                                                      $ 13,524,159
------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                       7,162
------------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                                    144,883
------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                       210,333
 Interest and dividends                                                                                    58,449
 Other                                                                                                        220
                                                                                                    --------------
 Total assets                                                                                          13,945,206

------------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                                   231,707
 Shareholder reports                                                                                       23,037
 Legal, auditing and other professional fees                                                               10,247
 Distribution and service plan fees                                                                         4,952
 Transfer and shareholder servicing agent fees                                                              3,092
 Trustees' compensation                                                                                     2,466
 Other                                                                                                      4,352
                                                                                                    --------------
 Total liabilities                                                                                        279,853


------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                           $13,665,353
                                                                                                    ==============


------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                                     $ 23,472,166
------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                         (140,743)
------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                       (11,160,833)
------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                                      1,494,763
                                                                                                    --------------
 Net Assets                                                                                           $13,665,353
                                                                                                    ==============


                          10 | OPPENHEIMER EUROPE FUND


------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $8,205,468 and 1,359,233 shares of beneficial interest outstanding)                 $6.04
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                         $6.41
------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,731,518
 and 639,661 shares of beneficial interest outstanding)                              $5.83
------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,584,594
 and 270,395 shares of beneficial interest outstanding)                              $5.86
------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,857 and
 11,856 shares of beneficial interest outstanding)                                   $5.98
------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $72,916 and 11,800 shares of beneficial interest outstanding)             $6.18

 See accompanying Notes to Financial Statements.




                          11 | OPPENHEIMER EUROPE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003


--------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $34,382)                          $ 257,915
--------------------------------------------------------------------------------------------
 Interest                                                                            12,192
                                                                                 -----------
 Total investment income                                                            270,107

--------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     80,309
--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                             13,324
 Class B                                                                             31,396
 Class C                                                                             12,581
 Class N                                                                                240
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                             34,488
 Class B                                                                             28,779
 Class C                                                                             11,062
 Class N                                                                                638
 Class Y                                                                                  8
--------------------------------------------------------------------------------------------
 Shareholder reports                                                                 43,716
--------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                          2,746
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                          2,685
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                                 764
--------------------------------------------------------------------------------------------
 Other                                                                               11,498
                                                                                 -----------
 Total expenses                                                                     274,234
 Less reduction to custodian expenses                                                   (69)
 Less reimbursement of management fees                                               (5,019)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A    (18,493)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B    (19,838)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C     (7,289)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N       (491)
                                                                                 -----------
 Net expenses                                                                       223,035

--------------------------------------------------------------------------------------------
 Net Investment Income                                                               47,072


--------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                     (3,026,920)
 Foreign currency transactions                                                    1,262,125
                                                                                 -----------
 Net realized loss                                                               (1,764,795)
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                      3,222,681
 Translation of assets and liabilities denominated in foreign currencies           (332,559)
                                                                                 -----------
 Net change in unrealized appreciation                                            2,890,122

--------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                            $1,172,399
                                                                                 ===========


 See accompanying Notes to Financial Statements.


                          12 | OPPENHEIMER EUROPE FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended August 31,                                                             2003              2002
--------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                                                 $     47,072       $   (107,309)
--------------------------------------------------------------------------------------------------------------
 Net realized loss                                                              (1,764,795)        (2,533,553)
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                            2,890,122           (537,713)
                                                                              --------------------------------
 Net increase (decrease) in net assets resulting from operations                 1,172,399         (3,178,575)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                         1,656,009            820,312
 Class B                                                                          (368,462)           (75,408)
 Class C                                                                           149,814            180,239
 Class N                                                                             8,181             68,859
 Class Y                                                                           (12,257)            62,051

--------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                       2,605,684         (2,122,522)
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            11,059,669         13,182,191
                                                                              --------------------------------
 End of period [including accumulated net investment
 loss of $140,743 and $5,794, respectively]                                   $ 13,665,353       $ 11,059,669
                                                                              ================================



 See accompanying Notes to Financial Statements.




                          13 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS

 Class A   Year Ended August 31,                  2003             2002             2001          2000            1999 1
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $ 5.43         $ 6.87           $11.28        $ 10.78          $ 10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .03           (.03)              --           (.06)             .02
 Net realized and unrealized gain (loss)              .58          (1.41)           (4.41)          1.12              .76
                                                   -------------------------------------------------------------------------
 Total from investment operations                     .61          (1.44)           (4.41)          1.06              .78
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --             --               --           (.02)              --
 Distributions from net realized gain                  --             --               --           (.43)              --
 Distributions in excess of net realized gain          --             --               --           (.11)              --
                                                   ------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                         --             --               --           (.56)              --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $6.04          $5.43           $ 6.87         $11.28           $10.78
                                                   ========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                 11.23%        (20.96)%         (39.10)%         9.99%            7.80%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $8,205         $5,842           $6,630        $11,809           $4,347
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $5,536         $6,847           $9,051        $ 8,366           $3,473
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                        1.04%         (0.42)%          (0.06)%        (0.73)%           0.54%
 Total expenses                                      2.27%          2.38%            1.87%          1.94%            1.61%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                  1.89%          2.10%             N/A 4         1.92%             N/A 4
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              114%           287%             285%           210%              83%


1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                          14 | OPPENHEIMER EUROPE FUND


 Class B    Year Ended August 31,                     2003             2002            2001           2000             1999 1
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 5.28           $ 6.74          $11.15        $ 10.73           $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.03)            (.09)           (.06)          (.08)             (.03)
 Net realized and unrealized gain (loss)                .58            (1.37)          (4.35)          1.04               .76
                                                    ---------------------------------------------------------------------------
 Total from investment operations                       .55            (1.46)          (4.41)           .96               .73
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    --               --              --             --                --
 Distributions from net realized gain                    --               --              --           (.43)               --
 Distributions in excess of net realized gain            --               --              --           (.11)               --
                                                    ---------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                           --               --              --           (.54)               --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $5.83            $5.28          $ 6.74         $11.15            $10.73
                                                    ===========================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   10.42%          (21.66)%        (39.55)%         9.09%             7.30%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $3,732           $3,836          $5,129         $6,685              $851
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $3,139           $5,012          $5,829         $3,954              $401
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (0.27)%          (1.21)%         (0.85)%        (1.56)%           (0.87)%
 Total expenses                                        3.33%            3.15%           2.68%          2.77%             2.60%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                    2.65%            2.87%            N/A 4         2.75%              N/A 4
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                114%             287%            285%           210%               83%


1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                          15 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class C    Year Ended August 31,                 2003              2002            2001           2000             1999 1
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $ 5.30            $ 6.76           $11.20       $ 10.76           $ 10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                 --              (.07)            (.04)         (.08)            (.02)
 Net realized and unrealized gain (loss)            .56             (1.39)           (4.40)         1.06              .78
                                                 --------------------------------------------------------------------------
 Total from investment operations                   .56             (1.46)           (4.44)          .98              .76
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --                --               --            --               --
 Distributions from net realized gain                --                --               --          (.43)              --
 Distributions in excess of net realized gain        --                --               --          (.11)              --
                                                 --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --                --               --          (.54)              --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $5.86             $5.30           $ 6.76        $11.20           $10.76
                                                 ==========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2               10.57%           (21.60)%         (39.64)%        9.26%            7.60%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $1,585            $1,258           $1,422        $1,413             $133
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,259            $1,389           $1,823        $  811             $ 52
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.21)%           (1.30)%          (0.61)%       (1.56)%          (0.82)%
 Total expenses                                    3.29%             3.13%            2.69%         2.77%            2.57%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                2.66%             2.85%             N/A 4        2.75%             N/A 4
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            114%              287%             285%          210%              83%


1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                          16 | OPPENHEIMER EUROPE FUND


 Class N  Year Ended August 31,                             2003      2002    2001 1
--------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $ 5.39    $ 6.85    $ 8.21
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                .01      (.03)      .01
 Net realized and unrealized gain (loss)                     .58     (1.43)    (1.37)
                                                         -----------------------------
 Total from investment operations                            .59     (1.46)    (1.36)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --        --        --
 Distributions from net realized gain                         --        --        --
 Distributions in excess of net realized gain                 --        --        --
                                                         -----------------------------
 Total dividends and/or distributions to shareholders         --        --        --
--------------------------------------------------------------------------------------
 Net asset value, end of period                            $5.98     $5.39     $6.85
                                                         =============================

--------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        10.95%   (21.31)%  (16.57)%

--------------------------------------------------------------------------------------
 Ratios/Supplemental Data
--------------------------------------------------------------------------------------

 Net assets, end of period (in thousands)                    $71       $56        $1
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $48       $76        $1
--------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.45%     0.15%     0.20%
 Total expenses                                             3.24%     2.65%     1.74%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         2.17%     2.37%      N/A 4
--------------------------------------------------------------------------------------
 Portfolio turnover rate                                     114%      287%      285%


1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                          17 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued


 Class Y   Year Ended August 31,                2003             2002            2001           2000           1999 1
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period          $ 5.52           $ 6.94          $11.32         $ 10.78        $ 10.00
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     .05             (.10)            .03            (.05)           .04
 Net realized and unrealized gain (loss)          .61            (1.32)          (4.41)           1.15            .74
                                               ------------------------------------------------------------------------
 Total from investment operations                 .66            (1.42)          (4.38)           1.10            .78
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --               --              --            (.02)            --
 Distributions from net realized gain              --               --              --            (.43)            --
 Distributions in excess of net realized gain      --               --              --            (.11)            --
                                               ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --               --              --            (.56)            --
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $6.18            $5.52          $ 6.94          $11.32         $10.78
                                               ========================================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             11.96%          (20.46)%        (38.69)%         10.41%          7.80%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $73              $68              $1              $1             $1
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $63              $12              $1              $1             $1
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                    0.86%            0.46%           0.37%          (0.30)%         0.65%
 Total expenses                                  1.42%           19.08%         211.24% 4         1.51%          1.52%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                              1.37%            1.53%           1.44%           1.49%           N/A 5
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          114%             287%            285%            210%            83%


1. For the period from March 1, 1999 (commencement of operations) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                          18 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Europe Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.




                          19 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.





                          20 | OPPENHEIMER EUROPE FUND

                                                                            Net Unrealized
                                                                        Appreciation Based
 Undistributed       Undistributed               Accumulatedon          Cost of Securities
 Net Investment          Long-Term                        Loss          for Federal Income
 Income                       Gain          Carryforward 1,2,3                Tax Purposes
 -----------------------------------------------------------------------------------------
 $95,002                       $--                 $11,102,387                 $1,347,848

 1. As of August 31, 2003, the Fund had $9,922,315 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009         $ 385,788
                              2010         6,875,740
                              2011         2,660,787
                                          ----------
                              Total       $9,922,315
                                          ==========

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $1,129,124 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $50,948 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From               From                            Net
                 Ordinary        Capital     Tax Return      Investment
                 Income             Loss     of Capital            Loss
                 ------------------------------------------------------
                 $182,021       $174,461            $--            $--

 No distributions were paid during the years ended August 31, 2003 and August 31, 2002.

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                 $12,322,753
                                                  ===========

                 Gross unrealized appreciation$     1,923,809
                 Gross unrealized depreciation       (575,961)
                                                  -----------
                 Net unrealized appreciation      $ 1,347,848
                                                  ===========

                          21 | OPPENHEIMER EUROPE FUND

 NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2003, the Fund's projected benefit obligations were increased by $338 and payments of $75 were made to retired trustees, resulting in an accumulated liability of $2,390 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




                          22 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended August 31, 2003    Year Ended August 31, 2002
                                Shares        Amount         Shares         Amount
------------------------------------------------------------------------------------
 Class A
 Sold                        1,652,316   $ 8,384,349      1,493,094    $ 8,972,262
 Redeemed                   (1,369,288)   (6,728,340)    (1,381,282)    (8,151,950)
                            --------------------------------------------------------
 Net increase                  283,028   $ 1,656,009        111,812    $   820,312
                            ========================================================


------------------------------------------------------------------------------------
 Class B
 Sold                          302,446   $ 1,609,875        529,093    $ 3,268,092
 Redeemed                     (388,596)   (1,978,337)      (563,731)    (3,343,500)
                            --------------------------------------------------------
 Net decrease                  (86,150)  $  (368,462)       (34,638)   $   (75,408)
                            ========================================================


------------------------------------------------------------------------------------
 Class C
 Sold                          176,504   $   862,279        265,966    $ 1,604,511
 Redeemed                     (143,395)     (712,465)      (238,954)    (1,424,272)
                            --------------------------------------------------------
 Net increase                   33,109   $   149,814         27,012    $   180,239
                            ========================================================


------------------------------------------------------------------------------------
 Class N
 Sold                           10,848   $    53,714         22,625    $   144,655
 Redeemed                       (9,435)      (45,533)       (12,304)       (75,796)
                            --------------------------------------------------------
 Net increase                    1,413   $     8,181         10,321    $    68,859
                            ========================================================


------------------------------------------------------------------------------------
 Class Y
 Sold                          119,559   $   623,229         72,547    $   421,533
 Redeemed                     (119,985)     (635,486)       (60,431)      (359,482)
                            --------------------------------------------------------
 Net increase (decrease)          (426)  $   (12,257)        12,116    $    62,051
                            ========================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $11,110,217 and $11,220,757, respectively.




                          23 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or 0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the third quintile, as the case may be, of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $35,037 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate          Class A     Concessions    Concessions    Concessions       Concessions
                         Front-End        Front-End      on Class A     on Class B     on Class C        on Class N
                     Sales Charges    Sales Charges          Shares         Shares         Shares            Shares
                        on Class A      Retained by     Advanced by    Advanced by    Advanced by       Advanced by
 Year Ended                 Shares      Distributor   Distributor 1  Distributor 1  Distributor 1     Distributor 1
 ------------------------------------------------------------------------------------------------------------------
 August 31, 2003           $24,673           $9,223            $538        $17,883         $4,246              $468


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
                           Retained by   Retained by    Retained by    Retained by
 Year Ended                Distributor   Distributor    Distributor    Distributor
----------------------------------------------------------------------------------
 August 31, 2003                   $--       $13,393           $432           $140



                          24 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $13,324, all of which were paid by the Distributor to recipients, which included $31 retained by the Distributor and $2,039 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                                       Distributor's
                                                                    Distributor's          Aggregate
                                                                        Aggregate       Unreimbursed
                                                                     Unreimbursed      Expenses as %
                        Total Payments       Amount Retained             Expenses      of Net Assets
                            Under Plan        by Distributor           Under Plan           of Class
----------------------------------------------------------------------------------------------------
 Class B Plan                  $31,396               $24,837             $141,060               3.78%
 Class C Plan                   12,581                 4,629               60,214               3.80
 Class N Plan                      240                   223                  635               0.90


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                          25 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 As of August 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                        Contract      Valuation as of
                                       Expiration         Amount           August 31,       Unrealized
 Contract Description                        Date         (000s)                 2003     Appreciation
------------------------------------------------------------------------------------------------------
 Contracts to Sell
 Euro [EUR]                                9/15/03        2,865EUR         $3,144,137         $144,883


--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2003 was zero.

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.

--------------------------------------------------------------------------------
 8. Fund Reorganization
 On October 10, 2003, Shareholders of Oppenheimer Europe Fund approved a fund reorganization, whereby Shareholders received shares of Oppenheimer Global Fund. The reorganization occurred on October 16, 2003.


                          26 | OPPENHEIMER EUROPE FUND

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Europe Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Europe Fund, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from March 1, 1999 (commencement of operations) to August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Europe Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from March 1, 1999 (commencement of operations) to August 31, 1999, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 September 22, 2003

                          27 | OPPENHEIMER EUROPE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    A portion of the dividends paid by the Fund during the fiscal year ended August 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $292,297 of the Fund's fiscal year taxable income is eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                          28 | OPPENHEIMER EUROPE FUND

TRUSTEES AND OFFICERS  Unaudited

------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with     Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age    by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                     The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial,
TRUSTEES                        CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,             Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board           Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),       formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1999)            portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                A trustee or director of other Oppenheimer funds. Formerly Trustee (May 2000-
Trustee (since 1999)            2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 70                         Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc.
                                (the Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,           A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)            a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                         Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                Trust New York Corporation (1994-1999). Oversees 29 portfolios in the
                                OppenheimerFunds complex.

Joel W. Motley,                 Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)            adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                         financial adviser); Formerly he held the following positions: Managing Director
                                (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,             A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1999)            Prime Retail, Inc. (real estate investment trust); formerly a director of Dominion
Age: 76                         Energy, Inc. (electric power and oil & gas producer), President and Chief
                                Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                American Motorists Insurance Company and American Manufacturers Mutual
                                Insurance Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1999)            director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                         and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                Chairman of Municipal Assistance Corporation for the City of New York, New
                                York State Comptroller and Trustee of New York State and Local Retirement
                                Fund. Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,       Chairman (since 1993) of The Directorship Search Group, Inc. (corporate gover-
Trustee (since 1999)            nance consulting and executive recruiting); a life trustee of International House
Age: 71                         (non-profit educational organization), and a trustee (since 1996) of the
                                Greenwich Historical Society. Oversees 29 portfolios in the
                                OppenheimerFunds
                                complex.

                          29 | OPPENHEIMER EUROPE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued



Donald W. Spiro,          Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the      (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,        OppenheimerFunds complex.
Trustee (since 1999)
Age: 77

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE        The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York,
AND OFFICER               NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,           Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,    (since September 2000) of the Manager; President and a director or trustee
Trustee (since 2001)      of other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                   Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                          Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since
                          November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                          Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since
                          July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the
                          Manager); a director of the investment advisory subsidiaries of the Manager: OFI
                          Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                          November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                          (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                          Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                          Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the
                          Manager); Executive Vice President (since February 1997) of Massachusetts Mutual Life
                          Insurance Company (the Manager's parent company); a director (since June 1995) of DLB
                          Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company,
                          Inc.); formerly, Chief Operating Officer (September 2000-June 2001) of the Manager; President
                          and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                          Institutional Funds (open-end investment companies); a director (September 1999-August 2000)
                          of C.M. Life Insurance Company; President, Chief Executive Officer and director (September
                          1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998)
                          of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle
                          Bancorp). Oversees 75 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OFFICERS                  The address of the Officers in the chart below is as follows: for Messrs. Freud and Zack, 498
                          Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO
                          80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Dominic Freud,            Vice President of the Manager (since April 2003). An officer of 2 portfolio in the
Vice President            OppenheimerFunds complex. Formerly, a Partner and European Equity Portfolio manager at SLS
(since 2003)              Management (January 2002 - February 2003) prior to which he was head of the European
Age: 44                   equities desk and managing director at SG Cowen (May 1994 - January 2002).



                          30 | OPPENHEIMER EUROPE FUND


Brian W. Wixted,           Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)     Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 43                    Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                           Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI
                           Private Investments, Inc. (since March 2000), OppenheimerFunds International
                           Ltd. and OppenheimerFunds plc (since May 2000) and OFI Institutional Asset
                           Management, Inc. (since November 2000) (offshore fund management sub-
                           sidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000)
                           of Oppenheimer Trust Company (a trust company subsidiary of the Manager);
                           Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                           OppenheimerFunds Legacy Program (since April 2000); formerly Principal and
                           Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-
                           Mutual Fund Services Division. An officer of 91 portfolios in the
                           OppenheimerFunds complex.

Robert G. Zack,            Senior Vice President (since May 1985) and General Counsel (since February
Secretary (since 2001)     2002) of the Manager; General Counsel and a director (since November 2001) of
Age: 55                    OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                           (since November 2001) of HarbourView Asset Management Corporation; Vice
                           President and a director (since November 2000) of Oppenheimer Partnership
                           Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                           November 2001) of Shareholder Services, Inc., Shareholder Financial
                           Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                           Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                           Centennial Asset Management Corporation; a director (since November 2001) of
                           Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                           (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                           (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                           November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General
                           Counsel (November 2001-February 2002) and Associate General Counsel
                           (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                           Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                           (November 1989-November 2001); OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (October 1997-November 2001). An officer of 91 port-
                           folios in the OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                          31 | OPPENHEIMER EUROPE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)